As filed with the Securities and Exchange Commission on August 6, 2004
                                                     Registration No. 333-116763

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No. ___
                              --------------------
                          THE PHOENIX EDGE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                        c/o Variable Products Operations
                         Phoenix Life Insurance Company
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)

                                 (800) 541-0171
              (Registrant's Telephone Number, including Area Code)

                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                              --------------------
                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.
                              --------------------
         Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of beneficial interest of the Phoenix-Engemann Capital Growth Series. Accordingly, no filing fee is due in connection with this Registration Statement.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                          THE PHOENIX EDGE SERIES FUND

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                                                              Caption or Location in
Form N-14 Item No. and Caption                                Prospectus/Proxy Statement
------------------------------                                --------------------------
Part A:  Information Required in Prospectus/Proxy Statement

1.   Beginning of Registration Statement                      Cover Page
     and Outside Front Cover Page of Prospectus

2.   Beginning and Outside Back Cover                         Table of Contents
     Page of Prospectus

3.   Fee Table, Synopsis Information and Risk                 Synopsis; Principal Risk Factors; Comparison of
     Factors                                                  Investment Objectives and Policies

4.   Information about the Transaction                        Synopsis; The Proposed Reorganization; Comparative
                                                              Information on Shareholder Rights;  Appendix A
                                                              (Form of Agreement and Plan of Reorganization)

5.   Information about the Registrant                         Cover Page; Synopsis; Principal Risk Factors;
                                                              Comparison of Investment Objectives and Policies;
                                                              The Proposed Reorganization; Comparative
                                                              Information on Purchases and Exchanges; Comparative
                                                              Information on Distributions and Redemptions;
                                                              Comparative Information on Shareholder Rights;
                                                              Management and Other Service Providers; Additional
                                                              Information About The Series; Prospectus of
                                                              Registrant dated May 1, 2004 is incorporated by
                                                              reference

6.   Information about the Company Being Acquired             Synopsis; Comparison of Investment Objectives and
                                                              Policies; The Proposed Reorganization; Comparative
                                                              Information on Purchases and Exchanges; Comparative
                                                              Information on Distributions and Redemptions;
                                                              Comparative Information on Shareholder Rights;
                                                              Additional Information About The Series; Prospectus
                                                              of the Registrant dated May 1, 2004 is incorporated
                                                              by reference

7.   Voting Information                                       Synopsis; The Proposed Reorganization; Comparative
                                                              Information on Shareholder Rights; Voting Information

8.   Interest of Certain Persons and Experts                  The Proposed Reorganization

9.   Additional Information Required for                      Not Applicable
     Reoffering By Persons Deemed to be Underwriters

                                                              Caption or Location in
Form N-14 Item No. and Caption                                Prospectus/Proxy Statement
------------------------------                                --------------------------
Part B:  Information Required in Statement of Additional Information

10.  Cover Page                                               Cover Page

11.  Table of Contents                                        Table of Contents

12.  Additional Information about the Registrant              Cover Page; Statement of Additional Information of
                                                              Registrant, dated May 1, 2004

13.  Additional Information about the                         See item 12
     Company Being Acquired

14.  Financial Statements                                     Annual Report of the Registrant for the year ended
                                                              December 31, 2003; and ProForma Financial
                                                              Statements for the period ended December 31, 2003

Part C:  Other Information

15.  Indemnification                                          Indemnification

16.  Exhibits                                                 Exhibits

17.  Undertakings                                             Undertakings

                                     PART A

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                  C/O PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                  P.O. BOX 8027
                              BOSTON, MA 02266-8027
                                 (800) 541-0171

                              --------------------

                                                                  August 6, 2004

Dear Contract/Policyholder:

   The Phoenix-Lazard U.S. Multi-Cap Series (the "Merging Series"), a series of The Phoenix Edge Series Fund (the "Trust"), will hold a Special Meeting of Shareholders at 10:15 a.m., local time, on September 14, 2004, at One American Row, Hartford, Connecticut 06102. At the Special Meeting, Phoenix Life Insurance Company ("PLIC") and its affiliates will vote on an Agreement and Plan of Reorganization (the "Agreement" or "Plan") under which the Merging Series will be combined with the Phoenix-Engemann Capital Growth Series (the "Surviving Series"), another series of the Trust (the "Reorganization"). The Surviving Series has a similar investment objective to that of the Merging Series. If the Agreement is implemented, the separate accounts holding shares of the Merging Series will receive shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the investment in the Merging Series. No sales charge will be imposed in connection with the Reorganization. PLIC will pay all costs of the Reorganization. The Reorganization is conditioned upon receipt of an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   The Board of Trustees of the Trust believes that the Reorganization offers you the opportunity to pursue your goals in a larger Series. The Board of Trustees has carefully considered and has unanimously approved the proposed Reorganization, as described in the accompanying materials, and believes that the Reorganization is in the best interests of the Merging Series and its shareholders.

   As an owner of a variable annuity or variable life insurance contract issued by PLIC or one of its affiliated insurance companies (together, "Phoenix"), you have the contractual right to instruct the insurance company how to vote the shares of the Merging Series at this meeting. Although you are not directly a shareholder of the Merging Series, some or all of your contract value is invested in the Merging Series pursuant to your policy or contract. For the limited purposes of this Prospectus/Proxy Statement, the term "shareholder" refers to you as the contract/policyholder, unless the context otherwise requires. Therefore, the Board of Trustees recommends that you vote in favor of the Agreement. It is very important that you vote and that your vote be received no later than September 14, 2004. If the Voting Instructions Card is executed and no direction is made, you will be considered as voting FOR the proposal and, in the discretion of the insurance company, upon such other business as may properly come before the Special Meeting.

   We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

   Voting instructions executed by you may be revoked at any time prior to Phoenix voting the shares represented thereby: by written notice of the Voting Instructions Card's revocation to the Secretary of the Trust at the address above prior to the meeting; or by the subsequent execution and return of another Voting Instructions Card prior to the meeting; or by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

   As a convenience, you can provide voting instructions in any one of four ways:

   o  THROUGH THE INTERNET - www.proxyweb.com

   o  BY TELEPHONE - 800-690-6903

   o BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope

   o  IN PERSON - at the Special Meeting

   We encourage you to vote by telephone or Internet; have your Voting Instructions Card in hand, and call the number or go to the website and follow the instructions given there. Use of telephone or Internet voting will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

   Your vote on these matters is important. Please complete the Voting Instructions Card and return it promptly in the envelope provided or vote using one of the other methods described above. Please respond. In order to avoid the additional expense of further solicitation, we ask that you vote promptly. It is important that your policy or contract be represented.

                                                 Sincerely,

                                                 /s/ Philip R. McLoughlin

                                                 Philip R. McLoughlin
                                                 President

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301

                               ------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD SEPTEMBER 14, 2004

                               ------------------


To The Contract and Policy Holders:

   The Phoenix-Lazard U.S. Multi-Cap Series, a series of The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, will hold a Special Meeting of Shareholders at One American Row, Hartford, Connecticut 06102, on September 14, 2004, at 10:15 a.m., local time, for the following purposes:

   1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization (the "Agreement"), dated September 14, 2004, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-Lazard U.S. Multi-Cap Series (the "Merging Series") to the Phoenix-Engemann Capital Growth Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series and
(b) the distribution of the shares of the Surviving Series so received to shareholders of the Merging Series in complete liquidation of the Merging Series. A vote in favor of the Agreement and Plan of Reorganization is a vote in favor of termination of the Merging Series.

   2. To consider and act upon any other business as may properly come before the meeting and any adjournment(s) thereof.

   The Board of Trustees of the Trust has fixed the close of business on July 20, 2004 as the record date for determining shareholders entitled to notice of and to vote at the Special Meeting and any adjournment or postponement thereof.

   You are cordially invited to attend the Special Meeting.
Contract/Policyholders who do not expect to attend the Special Meeting are asked to respond promptly via Internet or telephone, or by returning a completed Voting Instructions Card. The Board of Trustees of the Trust is soliciting the enclosed proxy.

                                            By Order of the Board of Trustees of
                                            The Phoenix Edge Series Fund


                                            RICHARD J. WIRTH
                                            SECRETARY

   Hartford, Connecticut
   August 6, 2004

                      THIS PAGE LEFT INTENTIONALLY BLANK.

                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                EACH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                 1-800-541-0171

                           PROSPECTUS/PROXY STATEMENT

                              DATED AUGUST 6, 2004

   The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, serves as an investment vehicle for use in connection with variable life insurance policies and variable annuity contracts (collectively, "Contracts") issued by Phoenix Life Insurance Company ("PLIC"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC") (collectively, "Phoenix"), and their separate accounts. Phoenix and the separate accounts are the sole shareholders of record of the Trust.

   This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust, for use at the Special Meeting of Shareholders of the Phoenix-Lazard U.S. Multi-Cap Series (the "Merging Series") to be held at 10:15 a.m., local time, on September 14, 2004 at the offices of the Phoenix Life Insurance Company located at One American Row, Hartford, Connecticut 06102 and at any adjournment(s) thereof.

   The purpose of the meeting is to consider approval of an Agreement and Plan of Reorganization (the "Agreement") that would effect the reorganization (the "Reorganization") of the Merging Series into the Phoenix-Engemann Capital Growth Series, another series of the Trust (the "Surviving Series"), as described below. Under the Agreement, all of the assets of the Merging Series would be transferred to the Surviving Series in exchange solely for shares of beneficial interest in the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series. These shares of the Surviving Series would then be distributed pro rata to the separate accounts of the insurance companies then holding shares of the Merging Series, and then the Merging Series would be liquidated. As a result of the proposed transactions, the separate accounts would receive a number of full and fractional shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the Merging Series shares on the closing date of the Reorganization.

   The Surviving Series and the Merging Series are each a series of the Trust, an open-end management investment company. The Surviving Series has an investment objective of intermediate and long-term capital appreciation, with income as a secondary consideration. The Merging Series has an investment objective of long-term capital appreciation. Phoenix Investment Counsel, Inc. ("PIC"), is employed as the investment advisor for the Surviving Series, and Phoenix Variable Advisors, Inc. ("PVA"), is employed as the investment advisor for the Merging Series. Engemann Asset Management ("Engemann") is the subadvisor for the Surviving Series. Lazard Asset Management LLC ("Lazard") is the investment subadvisor for the Merging Series.

   This Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information that you should know about the Merging Series, the Surviving Series, and the transactions contemplated by the Agreement. As used in this Prospectus/Proxy Statement, the term "Series" refers individually and collectively to the Merging Series and the Surviving Series.

   A Prospectus, as supplemented, and a Statement of Additional Information ("SAI"), as supplemented, for the Series dated May 1, 2004 (File No. 33-05033), have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in this Prospectus/Proxy Statement. This means that such information is legally considered to be part of this Prospectus/Proxy Statement. A copy of the prospectus and periodic reports have been sent to shareholders; however, copies of the above-referenced documents are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

   The Trust files reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

   This Prospectus/Proxy Statement constitutes the proxy statement of the Merging Series for the Special Meeting, and the prospectus for shares of the Surviving Series that have been registered with the SEC and are being issued in connection with the Reorganization. The Statement of Additional Information for this Prospectus/Proxy Statement dated August 6, 2004, is incorporated by reference (File No. 333-116763). Both the Prospectus/Proxy Statement and Statement of Additional Information have been filed with the SEC and are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations at the address above or by calling the toll-free number above. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about August 17, 2004.

                               ------------------

THE SECURITIES OF THE SURVIVING SERIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

SYNOPSIS...................................................................    1

PRINCIPAL RISK FACTORS.....................................................    5

THE PROPOSED REORGANIZATION................................................    6

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES...........................    9

COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES.........................   12

COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS...................   13

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS..............................   13

FISCAL YEAR................................................................   14

MANAGEMENT AND OTHER SERVICE PROVIDERS.....................................   14

VOTING INFORMATION.........................................................   15

ADDITIONAL INFORMATION ABOUT THE SERIES....................................   18

MISCELLANEOUS..............................................................   18

SURVIVING SERIES FINANCIAL HIGHLIGHTS......................................   22

OTHER BUSINESS.............................................................   23

APPENDIX A.................................................................  A-1

                      THIS PAGE LEFT INTENTIONALLY BLANK.

                                    SYNOPSIS

   The following synopsis is a summary, and is qualified by later discussion in this Prospectus/Proxy Statement. For additional information on the topics described below, please refer to the respective section of this Prospectus/Proxy Statement.

BACKGROUND

   The proposed Reorganization is the outcome of deliberations by the Board of Trustees of the Trust (the "Trustees"). Management recommended that the Trustees consider the benefits that the Series shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to their recommendation, the independent Trustees of the Trust requested that management outline a specific Reorganization proposal for their consideration and provide an analysis of the specific benefits that shareholders would realize from the proposal. Independent Trustees are Trustees who are not "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")). After considering the specific Reorganization proposal, and specific benefits that Shareholders are expected to realize from the proposal, the Trustees, including the independent Trustees, at a meeting held on May 11, 2004, unanimously approved the Reorganization, subject to approval by Merging Series Shareholders.

SUMMARY OF THE PROPOSED REORGANIZATION

   The Reorganization will be effected in accordance with the terms of the Agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A. The Agreement provides for:

   o the acquisition by the Surviving Series, on the closing date of the Reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

   o the pro rata distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Shares; and

   o the complete liquidation of the Merging Series as provided in the Agreement.

   The Reorganization is anticipated to occur on or about September 24, 2004. If the Agreement is implemented, the insurance company separate accounts holding shares of the Merging Series will receive a number of full and fractional shares of the Surviving Series shares with an aggregate net asset value equal to the aggregate net asset value of their shares of the Merging Series as of the closing date of the Reorganization.

   The implementation of the Agreement is subject to a number of conditions set forth in the Agreement. See "The Proposed Reorganization." The following are significant conditions (which may not be waived):

   o the receipt by the Trust of an opinion of counsel that, for Federal income tax purposes, the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); and

   o  the approval of the Agreement by the shareholders of the Merging Series.

   The Agreement provides that PLIC will bear all costs and expenses of the Reorganization, including the costs of the Special Meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and the tabulation of voting instructions.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and principal investment strategies of the Merging Series and the Surviving Series are similar:

   o the Merging Series has an investment objective of long-term capital appreciation. The Surviving Series has an investment objective of intermediate and long-term capital appreciation, with income as a secondary consideration;

   o under normal circumstances, the Merging Series primarily invests in equity securities, principally common stocks, of small-, medium- and large-sized U.S. companies (defined by the subadvisor as "multi-cap") that the subadvisor believes are undervalued based on earnings, cash flow or asset value. The Merging Series typically holds securities of between 50 and 70 different issuers on a long-term basis. The Merging Series, under normal market circumstances, invests at least 80% of its assets in U.S. equity securities. The Surviving Series, under normal circumstances invests at least 65% of its assets in common stocks.

   See "Principal Risk Factors" and "Comparison of Investment Objectives and Policies" below for further information on the similarities and differences among the investment objectives, policies and risks of the Surviving Series and the Merging Series. You can also find additional information for the Surviving Series in its Prospectus.

DIVIDENDS AND DISTRIBUTIONS

   The Merging Series and the Surviving Series distribute net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. You can also find additional information on dividends and distributions for the Surviving Series in its Prospectus.

PURCHASES AND EXCHANGES

   The shares of the Trust are not offered directly to the public. Shares of the Trust currently are offered through certain separate accounts owned by Phoenix to fund the Contracts. A person can invest in the Trust only by purchasing a Contract and directing the allocation of the purchase payment(s) to the sub-account(s) corresponding to the Series in which the Contractholder wishes to invest. The sub-accounts, in turn, invest in shares of the Trust. Not all Series may be available through a particular Contract. At this time, Phoenix does not charge for sub-account transfers; however, Phoenix does reserve the right to charge a fee of up to $20 per transfer after the first twelve transfers in each Contract year.

   Because excessive trading with a Series can hurt performance and therefore be detrimental to all contract/policyholders, Phoenix does reserve the right to temporarily or permanently terminate trading privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one trade out of a sub-account within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract owners), unless Phoenix has entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

   Both Series currently offer shareholders identical exchange privileges. Shareholders of either Series may exchange their shares for shares of another series of the Trust at any time.

REDEMPTION PROCEDURES

   As a person owning a Contract issued by Phoenix with shares of the Merging Series, you have the right to instruct the insurance company how to vote and redeem the shares of the Merging Series and the Surviving Series. Shareholders of both Series may redeem their shares at a redemption price equal to the net asset value of the shares (minus any applicable product surrender charge) as next determined following the receipt of a redemption order in proper form. Ordinarily, payments of redemption proceeds for redeemed shares are made within seven days after receipt of a redemption request in proper form. See "Comparative Information on Distributions and Redemptions" for more information. You can also find additional information on the Surviving Series' redemption procedures in its Prospectus.

FEDERAL TAX CONSEQUENCES OF PROPOSED REORGANIZATION

   At the closing of the Reorganization, the Trust will receive an opinion of counsel, subject to customary assumptions and representations, that, for Federal income tax purposes, the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly:

   o no gain or loss will be recognized by the Merging Series upon the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series; and

   o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same as the tax basis of such assets to the Merging Series immediately prior to the Reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

   o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series.

   We also believe that the Reorganization should not adversely impact the tax treatment of your variable life or variable annuity contract. Shareholders of the Merging Series should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances.

   See "The Proposed Reorganization--Federal Income Tax Consequences" for more information.

RISK FACTORS

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund type of investment. The primary risks to which the Surviving Series is subject include the investment risks of investing in equity securities, generally, and of growth stocks, in particular, and the risks associated with investing in equity securities of companies with small and medium market capitalization. As with any Series of the Trust, investors can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objectives. The Surviving Series' investment objective and policies are similar to those of the Merging Series. Investments in the Merging Series are, in the same manner as investments in the Surviving Series, subject to the investment risks of investing in equity securities, generally, and the added risks associated with investing in the equity securities of companies with small and medium market capitalizations. Additional investment risks for the Merging Series include those associated with investing in the securities of companies with larger market capitalizations and those associated with investing in the securities of companies believed to be undervalued by the investment subadviser. See "Principal Risk Factors" for further information concerning the principal risks associated with an investment in the Surviving Series.

MANAGEMENT AND OTHER SERVICE PROVIDERS

   PIC is the investment advisor to the Surviving Series. PIC has entered into a subadvisory agreement with Engemann, who provides day-to-day portfolio management for the Surviving Series. PVA is the investment advisor to the Merging Series. PVA has entered into a subadvisory agreement with Lazard, who provides day-to-day portfolio management for the Merging Series.

COMPARATIVE FEE TABLES

   The tables below are designed to assist you in understanding the various direct and indirect costs and expenses associated with an investment in each Series. The table and the example do not include any fees or sales charges imposed under the Contracts for which the Series is an investment option. If these fees and sales charges were reflected, the total expenses associated with an investment in each Series shown in the tables would be higher. Each table also includes pro forma information for the combined Surviving Series resulting from the Reorganization, assuming the Reorganization took place on December 31, 2003, and after adjusting such information to reflect current fees. The expense information for the Surviving Series and the Merging Series is based upon expenses for the period ended December 31, 2003.

   There are no load charges or fees imposed upon shareholders of the Series. However, contractual charges do apply. As indicated in the table below, immediately upon effectiveness of the Reorganization, the "Total Annual Series Operating Expenses" for the combined Surviving Series are expected to be lower than the "Total Annual Series Operating Expenses" for the Merging Series.


ANNUAL SERIES OPERATING EXPENSES
--------------------------------                                                                PRO FORMA
(expenses that are deducted from series assets)   SURVIVING SERIES    MERGING SERIES(a)      COMBINED SERIES
                                                  ----------------    -----------------      ---------------

   Management Fees                                     0.66%                0.80%                 0.66%
   Distribution and/or Service (12b-1) Fees             None                 None                  None
   Other Expenses                                      0.19%                3.92%                 0.20%

Total Annual Series Operating Expenses                 0.85%                4.72%                 0.86%


   (a) The Merging Series' investment advisor has voluntarily agreed to reimburse the Merging Series' expenses, other than the management fees, to the extent that such expenses exceed 0.15% of the Merging Series' average net assets (the "expense cap"). Therefore, the Merging Series' operating expenses after reimbursement were 0.95% for the year ended December 31, 2003. This expense cap may be changed or eliminated at any time without notice.

   The following example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Annual Trust Operating Expenses" remaining the same each year. The example is offered to show the costs of investing in the Surviving and Merging Series as compared with investing in other mutual funds. This example is hypothetical; actual Trust expenses and returns vary from year to year and may be higher or lower than those shown.

   Fees and expenses if you redeemed your shares at the end of each time period:

                                                        1 YEAR          3 YEARS        5 YEARS        10 YEARS
                                                        ------          -------        -------        --------
   Surviving Series                                     $  87           $  271         $  471         $1,047

   Merging Series                                       $ 473           $1,422         $2,376         $4,786

   Pro Forma Combined Surviving Series                  $  88           $  275         $  477         $1,062

   Note: Actual expenses for the Merging Series may be lower than those shown in the example above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the Merging Series' advisor.

   The purpose of the tables above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN SHOWN.

                             PRINCIPAL RISK FACTORS

   The Surviving Series' investment objective, policies and risk factors are similar to those of the Merging Series. The following highlights the principal similarities and differences between the principal risk factors associated with an investment in the Surviving Series as contrasted with those associated with the Merging Series and is qualified in its entirety by the more extensive discussion of risk factors in the Prospectuses and Statements of Additional Information of the Surviving Series and the Merging Series, respectively.

   There are differences between the risks of investing in the Merging Series and investing in the Surviving Series. Each series has equity securities investing risk and smaller market capitalization risk. These risks are described below. An investment in the Merging Series is subject to larger market capitalization risk and value investing risk; while an investment in the Surviving Series is subject to growth stock investing risk, while not subject to larger market capitalization risk or value investing risk. An investment in the Surviving Series, therefore, may tend to be more volatile than an investment in the Merging Series, with the value of an investment in the Surviving Series rising faster when markets rise and dropping more sharply when markets fall.

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund. You can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objective.

GENERAL

   The value of the investments of the Merging Series and the Surviving Series that supports their share value can decrease. If between the time you purchase shares and the time you sell shares the value of your Series' investments decrease, you will lose money.

   Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which your Series invests can be worse than expected and investments may fail to perform as the Series' investment advisor expects. As a result, the value of your shares may decrease.

   The following chart indicates the primary investment risks of the Surviving Series and the Merging Series. Descriptions of the risks of the Surviving Series can be found below.

               SURVIVING SERIES                       MERGING SERIES
               ----------------                       --------------

     Equity Securities Investment Risk        Equity Securities Investment Risk
     Growth Stock Investment Risk             Value Investing Risk
     Smaller Market Capitalization Risk       Smaller Market Capitalization Risk
                                              Larger Market Capitalization Risk

Equity Securities Investment Risk

   In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). The Surviving Series may invest in stock offered in Initial Public Offerings ("IPOs"), which typically have less public information available. Investment returns from IPOs may be highly volatile, and may be subject to varying patterns of trading volume, and these securities may, at times, be difficult to sell. In addition, from time to time, the Surviving Series may purchase shares in IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs to the Series, affecting Series performance.

Growth Stock Investment Risk

   The Surviving Series may invest in growth stocks. Because growth companies typically make little or no dividend payments to shareholders, investment return is based on capital appreciation, making return more dependent on market fluctuations. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

Larger Market Capitalization Risk

   Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a series' value may not rise as much as the value of series that emphasize companies with smaller market capitalizations.

Smaller Market Capitalization Risk

   The Series may invest in companies with small and medium capitalizations, which makes the Series more volatile than a fund that invests in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small-capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small-capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller-capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller-capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Value Investing Risk

   The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.

                           THE PROPOSED REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

   The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below. This summary, however, is qualified in its entirety by reference to the Agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

   The Agreement contemplates:

   o the acquisition by the Surviving Series, on the closing date of the Reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

   o the pro rata distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Series; and

   o the complete liquidation of the Merging Series as provided in the Agreement.

   The assets of the Merging Series to be acquired by the Surviving Series include all property, including, without limitation, all cash, securities, and dividends or interest receivables which are owned by the Merging Series and any deferred or prepaid expenses shown as an asset on the books of the Merging Series on the closing date of the Reorganization. The Surviving Series will assume all liabilities of the Merging Series as of the closing date, including all accrued expenses, costs, charges, and reserves of the Merging Series reflected on the unaudited statement of assets and liabilities as of the closing date. The closing of the Reorganization will occur following satisfaction (or waiver) of the conditions to closing set forth in the Agreement or such later date as the parties may agree.

   The value of the Merging Series' assets to be acquired and the Merging Series' liabilities to be assumed by the Surviving Series and the net asset value of shares of the Surviving Series, will be determined immediately after the close of regular trading on the New York Stock Exchange on the closing date, using the valuation procedures set forth in the Series' then-current Prospectus and Statement of Additional Information. The number of shares of the Surviving Series to be issued to the Shareholders of the Merging Series will be determined by dividing (a) the value of the aggregate net assets of each Merging Series by
(b) the net asset value of one share of the Surviving Series.

   On the closing date, the Merging Series will liquidate and distribute pro rata to its shareholders of record the Surviving Series shares received by the Merging Series in exchange for their respective shares in the Merging Series. This liquidation and distribution will be accomplished by opening an account on the books of the Surviving Series in the name of each shareholder of record of the Merging Series and by crediting to each such account the shares due pursuant to the Reorganization. Every Merging Series shareholder will own shares of the Surviving Series immediately after the Reorganization, the value of which will be equal to the value of the shareholder's Merging Series shares on the Closing Date.

   At or prior to the closing date, the Merging Series will declare a dividend or dividends that, together with all previous such dividends, will have the effect of distributing to the Merging Series shareholders of record all of the Merging Series' investment company taxable income for all taxable years ending at or prior to the closing date and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the closing date.

   Subject to certain limitations on liability, the Surviving Series has agreed to indemnify and hold harmless those Trustees who are not "interested persons" of the advisor or distributor of the Merging Series (the "Independent Trustees") from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses and liabilities of any sort or kind (collectively, "Liability") which may be asserted against them or for which the Independent Trustees may become liable arising out of or attributable to the transactions contemplated by the Agreement, provided that any Independent Trustee seeking the benefit of this indemnification shall not have materially contributed to the creation of such Liability by acting in a manner contrary to his or her fiduciary duties as a trustee under the 1940 Act.

   The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement. Certain of these conditions may be waived by the Board of Trustees or by an authorized officer of the Trust, as appropriate.

   The significant conditions which may not be waived are: (a) the receipt by the Trust of an opinion of counsel, that the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code for Federal income tax purposes, and (b) the approval of the Agreement by the shareholders of the Merging Series. The Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by the shareholders of the Merging Series, prior to the closing date, by resolution of the Board of Trustees. In addition, the Agreement may be amended by mutual agreement, except that no amendment may be made to the Agreement subsequent to the Special Meeting that would change the provisions for determining the number of Surviving Series shares to be issued to shareholders of the Merging Series without their further approval.

REASONS FOR THE REORGANIZATION

   The proposal for the Reorganization is the outcome of deliberations by the Trustees of the Trust. Management recommended that the Trustees consider the benefits that shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to that recommendation, the independent Trustees of the Trust requested that management outline a specific Reorganization proposal for their consideration and provide an analysis of the specific benefits to be realized by shareholders from the proposal.

   In the course of their review, the Trustees of the Trust noted that the Reorganization would be a means of combining two series with similar investment objectives and principal investment strategies and would permit the shareholders of the Merging Series to pursue their investment goals in a Surviving Series which, after the Reorganization, is anticipated to be larger than the Merging Series. In reaching this conclusion, the Board considered a number of additional factors, including, but not limited to, the following:

   o the potential benefits of the Reorganization to shareholders of the Surviving Series and the Merging Series, including that the Reorganization could result in economies of scale through the spreading of fixed costs over a larger asset base;

   o the terms and conditions of the proposed Agreement, and that the proposed Agreement will not result in dilution of shareholder interests;

   o the total expense ratio of the combined Surviving Series following the Reorganization is projected to be lower than the current total expense ratio of the Merging Series;

   o the compatibility of investment objectives, policies, restrictions and investment holdings among the Merging Series and the Surviving Series;

   o the ability to better manage asset flows in the Surviving Series because of its anticipated greater size;

   o  the comparable performance of the Series;

   o the terms and conditions of the Agreement will have minimal effect on the price of the outstanding shares of each Series;

   o the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and

   o the Reorganization is not expected to result in the recognition of any gain or loss for Federal income tax purposes either to the Merging Series or the Surviving Series and should not adversely impact the tax treatment of the variable contracts invested in whole or in part in either of the Series.

   After considering these and other factors, the Board of Trustees, including the Independent Trustees, unanimously concluded at a meeting held on May 11, 2004, that the Reorganization is fair and reasonable and would be in the best interests of both the Merging Series and the Surviving Series and their respective shareholders and that the interests of either Series' shareholders will not be diluted as a result of the transactions contemplated by the Reorganization recognizing that there can be no assurance that any operating inefficiencies or other benefits will in fact be realized. The Trustees unanimously voted to approve the Reorganization and authorized the officers of the Trust to submit the Reorganization proposal to shareholders of the Merging Series for consideration.

FEDERAL INCOME TAX CONSEQUENCES

   McDermott Will & Emery LLP, special tax counsel to the Trust, is to opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for Federal income tax purposes, the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly:

   o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series;

   o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same as the tax basis of such assets to the Merging Series immediately prior to the Reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

   o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all known liabilities of the Merging Series.

   The receipt of such an opinion that the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the Federal income tax consequences of the Reorganization and the IRS is not bound by advice of counsel. You are not directly a shareholder of the Merging Series but, instead, some or all of your variable life insurance policy or variable annuity contract is invested in the Merging Series. We also believe, however, that the Reorganization should not adversely affect the tax treatment of your variable contract.

   It is possible, although unlikely in our view, that, because the Merging Series will no longer be an available Series underlying your variable contract, your Contract could be considered changed in a manner that causes the contract or policy to be considered newly issued for Federal income tax purposes. In such a case, your Contract would be subject to the Federal income tax rules in effect on the effective date of the Reorganization instead of the Federal income tax rules in effect on the issue date of your Contract, which could have been more favorable.

   Shareholders of the Merging Series should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of the Merging Series should also consult tax advisors as to state and local tax consequences, if any, of the Reorganization.

   It is also possible that if the reorganization were not tax-free, which as indicated above is not expected, and the Surviving Series as a result failed to qualify as a regulated investment company, the diversification rules of Code
Section 817(h) might be violated. In such a case, income on your contract could be currently taxable to you.

CAPITALIZATION

   The following table sets forth the capitalization of the Surviving Series and the Merging Series, and on a pro forma basis for the combined Surviving Series as of December 31, 2003, giving effect to the proposed acquisition of net assets of the Merging Series at net asset value.

                                            SURVIVING                 MERGING                 PRO FORMA
                                             SERIES                   SERIES               COMBINED SERIES
                                             ------                   ------               ---------------

Net assets                                $632,024,560              $4,218,547               $636,243,107
Net asset value per share                 $13.69                    $12.62                   $13.69
Shares outstanding                        46,164,954                334,365                  46,473,102

   The table set forth above should not be relied on to determine the number of Surviving Series shares to be received in the Reorganization. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of the Merging Series and the Surviving Series at the time of the Reorganization.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

   The following discussion is a summary of some of the more significant similarities and differences in the investment objectives, policies and restrictions of the Surviving Series and the Merging Series. The discussion below is qualified in its entirety by the discussion elsewhere in this Prospectus/Proxy Statement and in the Trust's Prospectus and Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives of the Surviving Series and the Merging Series are similar. The investment objectives of the Surviving Series and the Merging Series are "fundamental policies" which may not be changed without the approval of the holders of at least a "majority of the outstanding voting shares" of the respective Series. A majority of the outstanding voting shares is defined in the 1940 Act as the lesser of (a) the vote of the holders of 67% or more of the outstanding voting shares of the Series present in person or by proxy, if the holders of more than 50% of the outstanding voting shares of that Series are present in person or by proxy, or (b) the vote of the holders of more than 50% of the outstanding voting shares of the Series.

The principal investment strategies of the Surviving Series are also similar to the principal investment strategies of the Merging Series. There are some differences, however, between the investment strategies of the Merging and Surviving Series. While the Merging Series may engage, to a limited extent, in various investment techniques such as lending portfolio securities, this is not a principal investment strategy of the Surviving Series. The Merging Series principally purchases undervalued equity securities, while the Surviving Series primarily invests in growth stocks. An investment in the Surviving Series, therefore, may be more volatile that an investment in the Merging Series, as investments in growth stocks are more volatile than value stocks to market changes, tending to rise faster when markets rise and dropping more sharply when markets fall.

                                                 SURVIVING SERIES

---------------------------------------------------------------------------------------------------------------------
Investment Objective                                        Intermediate and long-term capital appreciation, with
                                                            income as a secondary consideration.
----------------------------------------------------------- ---------------------------------------------------------
Principal Investment Strategies                             Under normal circumstances, the Surviving Series
                                                            invests at least 65% of its assets in common stocks.

                                                            Engemann seeks growth through disciplined,
                                                            diversified investment in stocks of high quality
                                                            companies that it believes have the ability to
                                                            increase their profits year after year at a much
                                                            faster rate than the average company. Engemann
                                                            manages the Series' portfolio from a top-down sector
                                                            focus based upon market and economic conditions.
                                                            Securities are then analyzed using a bottom-up
                                                            approach. Engemann focuses on companies that it
                                                            believes have consistent, substantial earnings
                                                            growth, strong management with a commitment to
                                                            shareholders, financial strength and a favorable
                                                            long-term outlook.

                                                            Generally, stocks are sold when Engemann believes the
                                                            growth rate of the stock will drop over the long term
                                                            or there is a negative change in fundamentals.

                                                            The Surviving Series may invest in small companies as
                                                            well as large companies.
---------------------------------------------------------------------------------------------------------------------

                                                  MERGING SERIES
---------------------------------------------------------------------------------------------------------------------
Investment Objective                                        Long-term capital appreciation.
----------------------------------------------------------- ---------------------------------------------------------
Principal Investment Strategies                             The Merging Series invests primarily in equity
                                                            securities, principally common stocks, of small-,
                                                            medium-, and large-sized U.S. companies (defined by
                                                            the subadvisor as "multi-cap") that Lazard believes
                                                            are undervalued based on their earnings, cash flow or
                                                            asset values. Lazard allocates investments of the
                                                            Series among companies based on their capitalization
                                                            at the time of purchase with the objective of
                                                            outperforming the Russell 3000(R) Index over a three
                                                            to five year market cycle. The market capitalizations
                                                            of companies in which the Merging Series may invest
                                                            may vary with market conditions. The Merging Series
                                                            invests in equity securities of companies with
                                                            capitalizations greater than $500 million.

                                                            The Merging Series typically holds securities of
                                                            between 50 and 70 different issuers on a long-term
                                                            basis. Under normal market circumstances, the Merging
                                                            Series invests at least 80% of its assets in U.S.
                                                            securities.

                                                            The Merging Series may engage, to a limited extent,
                                                            in various investment techniques such as lending
                                                            portfolio securities.
---------------------------------------------------------------------------------------------------------------------

CERTAIN INVESTMENT RESTRICTIONS

   The Series are subject to identical investment restrictions that restrict the scope of their investments. These investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting shares" of a Series (as that term is defined in the 1940 Act).

   Neither Series may:

     (1) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series' total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series;

     (2) purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities);

     (3) issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction;

     (4) borrow money, except (i) in amounts not to exceed one third of the value of the Series' total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing;

     (5) underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law;

     (6) purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities;

     (7) make loans, except that a Series may (i) lend portfolio securities,
         (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies; and/or

     (8) purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

   If any percentage restriction described above for the Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series' assets will not constitute a violation of the restriction.

               COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES

   The shares of the Trust are not offered directly to the public. Shares of the Trust currently are offered to certain separate accounts in order to fund variable accumulation annuity contracts or variable life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their separate accounts. Investments in the Trust may occur only by purchasing a Contract and directing the allocation of your purchase payment(s) to the subaccount(s) corresponding to a Series. The subaccounts, in turn, invest in shares of the Trust. Not all Series may be offered through a particular Contract.

   Phoenix Equity Planning Corporation ("PEPCO") is an indirect subsidiary of The Phoenix Companies, Inc. ("PNX"). PNX is the parent company of PLIC. PEPCO is also a broker-dealer registered with relevant regulators and serves as national distributor of Contracts issued by Phoenix. Contracts may be purchased through broker-dealers registered with applicable regulatory authorities and who have entered into a sales agreement with PEPCO. Sales commissions will be paid to registered representatives based on the amount of premiums received in connection with the sale of variable products, subject to governing law. PLIC and its insurance company affiliates also pay commissions to PEPCO based on the amount of premiums received in connection with the sale of variable products, subject to governing law.

   There are no load charges or fees imposed upon Shareholders of the Series. However, contractual charges do apply. In connection with the proposed Reorganization, no sales charges are imposed. Shares of the Series are offered to the separate accounts at the price equal to their respective net asset value per share.

   Because excessive trading can hurt fund performance and therefore be detrimental to all policyholders, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

            COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS

   Both Series offer the same distribution and redemption services. The Merging Series and the Surviving Series distribute net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the applicable Series in effect on the record date. Both Series currently offer shareholders identical exchange privileges. Shareholders of either Series may exchange their shares for shares of a corresponding Series of the Trust.

   Shares of the Surviving Series and the Merging Series may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. Payment of redemption proceeds for redeemed shares is generally made within seven days after receipt of a redemption request in proper form and documentation, provided that each check used for purchases of shares has been cleared for payment.

   Because both Series offer the same distributions and redemptions, after the closing, the same services will continue to be available to the shareholders of the Merging Series but in their capacity as shareholders of the Surviving Series.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

   The following is a summary of certain provisions of the Amended Declaration of Trust of the Merging Series and the Surviving Series.

FORM OF ORGANIZATION

   Each Series is a series of The Phoenix Edge Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated February 18, 1986, as amended. The operations of these Series are governed by the Declaration of Trust and by Massachusetts law. The shares of the Trust are registered with the SEC as an open-end management investment company and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. The Trustees may generally authorize mergers, consolidations, share exchanges and Reorganizations of a new Series or of each respective Series with another Series or other business organization, subject to shareholder approval.

SHARES

   The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest of each Series. The Trust currently has thirty-two series outstanding. The Trustees of the Trust may also create additional series in the future without shareholder approval. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. Shares (including fractional shares) of each Series have equal rights with regard to voting redemptions, dividends and liquidators with respect to that Series. All voting rights of the separate accounts as shareholders are passed through to the contract/policyholders. The assets and proceeds received by the Trust from the issue or sale of shares of a Series are allocated to that Series and constitute the rights of that Series, subject only to the rights of creditors. Any underlying assets of a Series are required to be segregated on the books of account of the Trust. These assets are to be used to pay the expenses of the Series as well as a share of the general expenses of the Trust.

MEETINGS

   Under the Declaration of Trust and Massachusetts business trust law, the Trust is not required to hold annual shareholder meetings. The Trustees or President of the Trust may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Trustee shall be called by the Trustees or upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote.

SHAREHOLDER LIABILITY

   Unlike the stockholders of a corporation, under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust. However, the Declaration of Trust limits shareholder liability. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

LIABILITY OF TRUSTEES

   The Declaration of Trust provides that Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a Trustee against such claims. The Trust may also advance payments to a Trustee in connection with indemnification.

LIQUIDATION OR DISSOLUTION

   In the event of the liquidation or dissolution of either Series, the Trustees shall distribute the assets of the Series to the shareholders, according to their respective rights, after accounting for the liabilities of the Trust.

                                   FISCAL YEAR

   The Series each operate on a fiscal year that ends December 31.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

   Responsibility for the overall supervision of both Series rests with Trustees of the Trust.

   PIC is the investment advisor to the Surviving Series. Engemann Asset Management ("Engemann") is the subadvisor to the Series and is responsible for its day-to-day portfolio management. Gretchen Lash oversees the research and portfolio management function at Engemann and has been the Chief Executive Officer, President, Chief Investment Officer and Portfolio Manager for Engemann since May 2003. Ms. Lash joined Engemann in October 2001 as the Chief Investment Officer and Portfolio Manager. Previously, from October 1997 to October 2001, Ms. Lash was a principal and portfolio manager for William Blair & Co. Ms. Lash earned the right to use the Chartered Financial Analyst designation in 1992.

   Ms. Lash, John Tilson and Scott Swanson serve as co-portfolio managers of the Surviving Series and as such are responsible for the day-to-day management of the Series' portfolio. Mr. Tilson is an Executive Vice President of Portfolio Management of Engemann and has been with Engemann since 1983. He earned the right to use the Chartered Financial Analyst designation in 1974. Mr. Swanson is a Vice President of Engemann and has been with Engemann since 1990. He earned the right to use the Chartered Financial Analyst designation in 1991.

   PVA is the investment advisor to the Merging Series. PVA has entered into a subadvisory agreement with Lazard to provide day-to-day portfolio management. The subadvisory agreement between PVA and Lazard will be terminated following the consummation of the proposed merger.

   Phoenix Equity Planning Corporation serves as financial agent of both Series and, as such, performs administrative, bookkeeping and pricing functions.

   JP Morgan Chase Bank serves as the custodian of the Surviving Series. State Street Bank and Trust Company serves as custodian to the Merging Series.

   PricewaterhouseCoopers LLP serves as independent registered public accountants for both Series.

                               VOTING INFORMATION

QUORUM AND VOTING REQUIREMENTS

   This Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Series in connection with the solicitation by the Board of Trustees of the Trust of proxies to be used at the meeting. Shareholders of record of the Merging Series at the close of business on July 20, 2004 ("Record Date") own 489,126.6217 shares. Each share will be entitled to vote at the meeting or at any adjournment(s) thereof. Each of the above shares is entitled to one vote, with proportionate voting for fractional shares. The record owners of the shares of each separate Series of the Trust include the Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account and the PHLVIC Variable Universal Life Account (collectively, the "VUL Accounts"), which fund variable life insurance policies, and the Phoenix Life Variable Accumulation Account and the PHL Variable Accumulation Account (collectively, the "VA Accounts"), which fund variable annuity contracts.

   Each shareholder of record at the close of business on the Record Date is entitled to a notice of the meeting and will be asked to instruct Phoenix how to vote at the Special Meeting or any adjourned or postponed session. No shareholder, to the Trust's knowledge, owns Contracts which are funded by more than five percent of the outstanding voting shares of the Trust or of any Series. The number of votes with respect to which each shareholder will be entitled to instruct Phoenix will be determined by applying the shareholder's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which a shareholder may provide instructions will be determined as of the Record Date.

   In accordance with its view of applicable law, Phoenix will vote the shares of the Merging Series for which Phoenix receives voting instructions from the shareholder in accordance with those instructions. Phoenix will vote shares for which it has not received timely voting instructions from shareholders and any shares held by Phoenix or its affiliates for their own accounts in the same proportion as the shares for which shareholders have provided voting instructions to Phoenix.

   In addition to the proxy solicitation by mail, officers and regular employees of Phoenix or one of its affiliates may solicit voting instructions personally, by telephone or telegram. Phoenix will, upon request, reimburse banks, brokers, fiduciaries and nominees for their reasonable expenses in sending proxy materials. The cost of solicitation of voting instructions will be borne indirectly by Phoenix. You can provide voting instructions in any one of four ways:

   o  THROUGH THE INTERNET - www.proxyweb.com

   o  BY TELEPHONE - 800-690-6903

   o BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope

   o  IN PERSON - at the Special Meeting

   Proxies executed by shareholders may be revoked at any time before they are exercised by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy (in writing, or by telephone or by the Internet) or by voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

   We encourage you to vote by telephone or by Internet; have your Voting Instruction Card in hand, and call the number or go to the website and follow the instructions given there. These voting methods will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

   As of the Record Date, Phoenix owned 489,126.6217 shares of the Merging Series and 42,508,093.09 shares of the Surviving Series. No one Contract/Policyholder owns beneficially of record 5% or more of the outstanding shares of the Merged Series, Surviving Series, or the combined Surviving Series assuming consummation of the Reorganization, based on holdings and total shares as of July 20, 2004. As of the Record Date, less than 1% of the outstanding shares of beneficial interest of either Series were held of record or beneficially owned under a contract or policy by the Trustees or nominees for election as Trustee and by the executive officers of the Trust, as a group.

   A COPY OF THE TRUST'S MOST RECENT ANNUAL REPORT, DATED DECEMBER 31, 2003 HAS BEEN FURNISHED TO SHAREHOLDERS. THE TRUST WILL FURNISH, WITHOUT CHARGE, TO ANY SHAREHOLDER, UPON REQUEST, A COPY OF THE 2003 ANNUAL REPORT. SUCH REQUESTS MAY BE DIRECTED TO PHOENIX VARIABLE PRODUCTS OPERATIONS, P.O. BOX 8027, BOSTON, MA 02266-8027. SHAREHOLDERS MAY ALSO CALL TOLL-FREE AT 800-541-0171.

   The Board knows of no business, other than that mentioned in the Notice of Special Meeting, that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named on the enclosed Voting Instructions Card(s) to vote in accordance with their best judgment.

   A majority of the outstanding voting shares of a Series entitled to vote shall constitute a quorum for the meeting. Because Phoenix, through its VUL Accounts and VA Accounts are the record owners of the Merging Series, Phoenix attendance at the meeting will constitute a quorum. The affirmative vote of a majority of the outstanding voting securities of the Trust (i.e., the lesser of (i) 67% or more of the eligible votes of the Merging Series represented at the meeting if more than 50% of the eligible votes of the Merging Series are present in person or by proxy or (ii) more than 50% of the eligible votes of the Merging Series) must approve the herein contemplated merger. For purposes of determining the presence of a quorum for transacting business at the meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting but which have not been voted. For this reason, abstentions and broker non-votes will assist the Merging Series in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.

   If either (a) a quorum is not present at the meeting or (b) a quorum is present but sufficient votes in favor of the Reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournment(s) of the meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that are required to be voted FOR the Reorganization proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Reorganization proposal against such adjournment.

   The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

   The individuals named as proxies on the enclosed Voting Instructions Card will vote in accordance with the shareholder's direction, as indicated thereon, if the Voting Instructions Card is received and is properly executed. If the shareholder properly executes a Voting Instructions Card and gives no voting instructions with respect to the Reorganization proposal, the shares will be voted in favor of the Reorganization proposal. The individuals named as proxies on the enclosed Voting Instructions Card, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board of Trustees of the Trust is not aware of any other matters to come before the meeting.

   Approval of the Reorganization proposal by the shareholders of the Merging Series is a condition of the consummation of the Reorganization. If the Reorganization is not approved, the Merging Series will continue as a series of the Trust and the Board of Trustees of the Trust may consider other alternatives in the best interests of the shareholders of the Merging Series.

   REVOCATION OF PROXIES

   Any shareholder who has given a Voting Instructions Card has the right to revoke the proxy any time prior to its exercise:

   o by written notice of the a Voting Instructions Card's revocation to the Secretary of the Trust at the above address prior to the meeting;

   o by the subsequent execution and return of another Voting Instructions Card prior to the meeting;

   o by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or

   o by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

NO APPRAISAL RIGHTS

   The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

SOLICITATION OF PROXIES

   In addition to solicitation of proxies by mail, officers and employees of PLIC or its affiliates may solicit proxies personally or by telephone or by telegram. PLIC or other representatives of the Trust may also use one or more proxy solicitation firms to assist with the mailing and tabulation effort and any special personal solicitation of Voting Instruction Cards. Banks, brokers, fiduciaries and nominees will, upon request, be reimbursed by PLIC for their reasonable expenses in sending proxy material to beneficial owners of shares of the Merging Series. The cost of the tabulation of proxies will be borne by PLIC.

   If a shareholder wishes to participate in the meeting but does not wish to authorize the execution of a Voting Instructions Card by telephone or Internet, the shareholder may still submit the Voting Instructions Card form included with this Prospectus/Proxy Statement or attend the meeting in person.

   THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND YOU APPROVE THE PLAN OF REORGANIZATION.

   WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE RESPOND PROMPTLY BY INTERNET OR BY TELEPHONE OR BY RETURNING THE VOTING INSTRUCTIONS CARD IN THE POSTAGE-PAID RETURN ENVELOPE.

                     ADDITIONAL INFORMATION ABOUT THE SERIES

   Additional information about the Series is included in the Trust's Prospectus, as supplemented, and Statement of Additional Information, as supplemented, dated May 1, 2004 (File No. 033-05033), which have been filed with the SEC and are incorporated by reference herein. A copy of the Prospectus for the Trust and Statement of Additional Information may be obtained without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

   Both Series and the Trust are each registered under the 1940 Act and are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, file reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Reference Section, Washington, D.C. 20549-0102.

PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2003

   The following table compares investment performance for both Series for the period ending December 31, 2003 and compares the same against relevant benchmarks. The Series' past performance is not necessarily an indication of how the Series will perform in the future. The Series' performance does not reflect insurance contract expenses. If these expenses were included, the Series' performance shown in the table would be lower.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE                                                    LIFE OF THE     INCEPTION
----------------------------                                                             -----------     ---------
   PERIOD ENDING DECEMBER 31, 2003)                 1 YEAR      5 YEAR     10 YEAR         SERIES          DATE
                                                    ------      ------     -------         ------          ----

Surviving Series
o  Phoenix-Engemann Capital Growth Series           26.49%     (7.88%)       4.56%           --             --
o  S&P 500(R)/Barra Growth Index(1)                 25.68%     (3.48%)      11.12%           --             --
o  S&P 500(R) Index(2)                              28.71%     (0.57%)      11.10%           --             --

Merging Series
o  Phoenix-Lazard U.S. Multi-Cap Series             28.78%        -           -            20.45%        08/12/02
o  Russell 3000(R) Index(3)                         31.06%        -           -            19.75%        08/12/02
o  S&P 500(R) Index(2)                              28.71%        -           -            18.29%        08/12/02

----------------------------
(1) The S&P 500(R)/Barra Growth Index measures total return performance of companies with lower book-to-price ratios.
(2) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return. Performance is provided for general comparative purposes.
(3) The Russell 3000(R) Index is a market capitalization-weighted index of 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.
(4) This chart assumes an initial investment of $10,000 made on the inception dates noted in the tables above.

   The indexes are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

GROWTH OF $10,000(4) (FOR THE PERIOD ENDING DECEMBER 31, 2003)

                     PHOENIX-ENGEMANN CAPITAL               S&P 500(R) /BARRA GROWTH
      YEAR                 GROWTH SERIES                           INDEX(1)                       S&P 500(R) INDEX(2)
      ----                 -------------                           --------                       -------------------

    12/31/93                 $10,000                                $10,000                              $10,000
    12/30/94                 $10,148                                $10,314                              $10,132
    12/29/95                 $13,278                                $14,246                              $13,933
    12/31/96                 $14,948                                $17,661                              $17,172
    12/31/97                 $18,099                                $24,113                              $22,903
    12/31/98                 $23,530                                $34,278                              $29,489
    12/31/99                 $30,512                                $43,962                              $35,721
    12/29/00                 $25,089                                $34,255                              $32,440
    12/31/01                 $16,415                                $29,894                              $28,587
    12/31/02                 $12,343                                $22,843                              $22,270
    12/31/03                 $15,612                                $28,708                              $28,664


                        PHOENIX-LAZARD U.S.
      YEAR               MULTI-CAP SERIES                    RUSSELL 3000(R) INDEX(3)             S&P 500(R) INDEX(2)
      ----               ----------------                    ------------------------             -------------------

    08/12/02                 $10,000                                 $10,000                             $10,000
    12/31/02                 $10,050                                 $ 9,796                             $ 9,806
    12/31/03                 $12,942                                 $12,839                             $12,622

----------------------------

(1) The S&P 500(R)/Barra Growth Index measures total return performance of companies with lower book-to-price ratios.
(2) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return. Performance is provided for general comparative purposes.
(3) The Russell 3000(R) Index is a market capitalization-weighted index of 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
(4) This chart assumes an initial investment of $10,000 made on the inception dates noted in the tables above.

   The indexes are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

SECTOR WEIGHTINGS (as a percentage of equity holdings as of December 31, 2003)

                                                           PHOENIX-LAZARD U.S.                      PHOENIX-ENGEMANN
                 SECTOR                                     MULTI-CAP SERIES                     CAPITAL GROWTH SERIES
                 ------                                     ----------------                     ---------------------
Consumer Discretionary                                     $934,465      22.45%                 $101,708,733      16.42%
Consumer Staples                                           $290,350       6.98%                  $75,668,008      12.22%
Energy                                                     $289,679       6.96%                           --       0.00%
Financials                                                 $891,603      21.42%                 $130,667,778      21.10%
Health Care                                                $541,061      13.00%                 $131,342,761      21.21%
Industrials                                                $510,221      12.26%                  $23,043,755       3.72%
Information Technology                                     $559,526      13.44%                 $156,914,126      25.33%
Materials                                                   $59,794       1.44%                           --       0.00%
Telecommunication Services                                  $42,390       1.02%                           --       0.00%
Utilities                                                   $42,848       1.03%                           --       0.00%

Sum of Equity Holdings                                   $4,161,937     100.00%                 $619,345,161     100.00%

ASSET MIX (as a percentage of total net assets as of December 31, 2003)

                                                 PHOENIX-LAZARD U.S.         PHOENIX-ENGEMANN CAPITAL
                ASSET MIX                         MULTI-CAP SERIES                 GROWTH SERIES
                ---------                         ----------------                 -------------

Common Stock                                              95.25%                         96.91%
Foreign Common Stock                                       3.41%                          1.08%
Agency Asset-Backed Securities                             0.00%                          0.79%
Short Term Obligations                                     2.96%                          1.30%
Other Assets and Liabilities, Net                        (1.62)%                        (0.08)%

Total Net Assets                                         100.00%                        100.00%

TEN LARGEST EQUITY HOLDINGS (as a percentage of total net assets as of December 31, 2003)

      PHOENIX-LAZARD U.S. MULTI-CAP SERIES                       PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
      ------------------------------------                       --------------------------------------

Microsoft Corp.                             3.1%            Cisco Systems, Inc.                           5.0%
Bank of America Corp.                       3.0%            Amgen, Inc.                                   4.4%
Pfizer, Inc.                                2.9%            Pfizer, Inc.                                  4.1%
Exxon Mobil Corp.                           2.7%            Hewlett-Packard Co.                           3.9%
Pepsi Bottling Group, Inc. (The)            2.5%            Medtronic, Inc.                               3.9%
International Business Machines Corp.       2.4%            Microsoft Corp.                               3.8%
Accenture Ltd. Class A                      2.4%            Sysco Corp.                                   3.8%
Republic Services, Inc.                     2.3%            Oracle Corp.                                  3.4%
Mandalay Resort Group                       2.3%            PepsiCo, Inc.                                 3.3%
Home Depot, Inc. (The)                      2.3%            State Street Corp.                            3.1%

LEGAL MATTERS

   Matthew A. Swendiman, Counsel for PLIC and Assistant Secretary to the Trust, has passed upon certain legal matters in connection with the issuance of the shares of the Surviving Series.

ADDITIONAL FINANCIAL INFORMATION

   The table set forth below presents certain financial information for the Surviving Series. The financial highlights for each year ended December 31 are derived from the Surviving Series' audited financial statements for that year. The data should be read in conjunction with the audited financial statements and related notes, which are incorporated by reference to the Statement of Additional Information related to this Prospectus/Proxy Statement. The financial statements for the Surviving Series for prior periods are contained in the Surviving Series' Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information related to this Prospectus/Proxy Statement.

FINANCIAL HIGHLIGHTS (Selected data from a share outstanding throughout the indicated period)

   The financial highlights table is intended to help you understand the Surviving Series' financial performance throughout the periods indicated. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees and expenses. If such fees or expenses were imposed, total return would be lower. The information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Auditors and the Surviving Series' financial statements are included in the December 31, 2003 Annual Report and are incorporated by reference in the Statement of Additional Information.

                                SURVIVING SERIES
                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

                                                                           YEAR ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                     2003          2002           2001(2)        2000           1999
                                                     ----          ----           ----           ----           ----

Net asset value, beginning of period               $ 10.84       $ 14.41        $ 22.49        $ 28.57        $ 23.93
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)                     0.01          0.01             --(1)          --(1)        0.03
     Net realized and unrealized gain (loss)          2.85         (3.58)         (7.72)         (4.91)          6.97
                                                     -----         -----          -----          -----          -----
         TOTAL FROM INVESTMENT OPERATIONS             2.86         (3.57)         (7.72)         (4.91)          7.00
                                                     -----         -----          -----          -----          -----

LESS DISTRIBUTIONS
     Dividends from net income                       (0.01)           --          (0.01)            --(1)       (0.06)
                                                     -----         -----          -----          -----          -----
     Distributions from net realized gains              --            --          (0.35)         (1.17)         (2.31)
                                                     -----         -----          -----          -----          -----
         TOTAL DISTRIBUTIONS                         (0.01)           --          (0.36)         (1.17)         (2.37)
                                                     -----         -----          -----          -----          -----

     Capital contribution from Adviser                  --            --             --             --           0.01
                                                     -----         -----          -----          -----          -----

CHANGE IN NET ASSET VALUE                             2.85         (3.57)        (8.08)         (6.08)          4.64
                                                     -----         -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD                     $ 13.69       $ 10.84        $ 14.41        $ 22.49        $ 28.57
                                                     =====         =====          =====          =====          =====
Total return                                         26.49%       (24.81)%       (34.57)%       (17.77)%        29.67%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)       $ 632,025     $ 571,076      $ 937,569     $1,680,036     $2,269,090

RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                               0.85%(3)      0.75%(3)       0.72%(3)       0.68%          0.68%
     Net investment income                            0.07%         0.08%          0.01%          0.03%          0.11%
Portfolio turnover                                      41%          115%            58%            82%           106%

----------------------------

(1)  Amount is less than $0.01.
(2) As required, effective January 1, 2002, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

   FUTURE SHAREHOLDER MEETINGS

   As a Massachusetts business trust, the Trust does not hold shareholder meetings unless required by the 1940 Act. There will be a Special Meeting of the Phoenix-Alliance/Bernstein Growth + Income Series Shareholders and Phoenix-MFS Investors Trust Series Shareholders, September 14, 2004; a Special Meeting of Phoenix-MFS Value Series Shareholders, September 14, 2004; and a Special Meeting of Phoenix-Sanford Bernstein Global Value Series Shareholders, September 14, 2004 to consider proposals to approve other Agreements and Plans of Reorganization. Other than these meetings, the Trust does not anticipate holding a meeting of shareholders of the Series in 2004. Shareholders who wish to present a proposal for action at the next meeting should submit the proposal to:

         Richard J. Wirth
         Secretary, The Phoenix Edge Series Fund
         c/o Phoenix Life Insurance Company
         One American Row
         P.O. Box 5056
         Hartford, CT 06102-5056

   Proposals must be received a reasonable time prior to the date of the shareholder meeting to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be submitted for consideration by shareholders.

                                 OTHER BUSINESS

   The Board of Trustees of the Trust knows of no business to be brought before the Special Meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of Merging Series' shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Merging Series and the shareholders of the Merging Series.

                                              By Order of the Board of Trustees,



                                              RICHARD J. WIRTH
                                              Secretary

   Hartford, Connecticut
   August 6, 2004

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of September, 2004, by and between The Phoenix Edge Series Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix-Engemann Capital Growth Series (the "Surviving Series"), a separate series of the Trust, and the Trust, on behalf of the Phoenix-Lazard U.S. Multi Cap Series (the "Merging Series"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Merging Series to the Surviving Series in exchange solely for voting shares of beneficial interest of the Surviving Series (the "Surviving Series Shares"), the assumption by the Surviving Series of all liabilities of the Merging Series, and the distribution of the Surviving Series Shares to the shareholders of the Merging Series in complete liquidation of the Merging Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Merging Series and the Surviving Series are separate series of the Trust, an open-end, registered investment company of the management type. The Merging Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest.

         The Trustees of the Trust have determined, with respect to the Surviving Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Surviving Series and its shareholders and that the interests of the existing shareholders of the Surviving Series would not be diluted as a result of this transaction.

         The Trustees of the Trust, have also determined, with respect to the Merging Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Merging Series and its shareholders and that the interests of the existing shareholders of the Merging Series would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE MERGING SERIES TO THE SURVIVING SERIES IN EXCHANGE FOR THE SURVIVING SERIES SHARES, THE ASSUMPTION OF ALL MERGING SERIES LIABILITIES AND THE LIQUIDATION OF THE MERGING SERIES

         1.1 Subject to the requisite approval of the Merging Series shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Merging Series agrees to transfer all of the Merging Series' assets, as set forth in paragraph 1.2, to the Surviving Series, and the Surviving Series agrees in exchange therefor: (i) to deliver to the Merging Series the number of full and fractional Surviving Series Shares, determined by dividing the value of the Merging Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Merging Series, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Merging Series to be acquired by the Surviving Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Merging Series, and any deferred or prepaid expenses shown as an asset on the books of the Merging Series, on the Closing Date (collectively, the "Assets").

         1.3 The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Series shall also assume all of the liabilities of the Merging Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Merging Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Merging Series will distribute to the Merging Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Merging Series Shareholders"), on a pro rata basis, the Surviving Series Shares received by the Merging Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Merging Series' shares, by the transfer of the Surviving Series Shares then credited to the account of the Merging Series on the books of the Surviving Series to open accounts on the share records of the Surviving Series in the names of the Merging Series Shareholders. The aggregate net asset value of Surviving Series Shares to be so credited to Merging Series Shareholders shall be equal to the aggregate net asset value of the Merging Series shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Merging Series will simultaneously be canceled on the books of the Merging Series.

         1.5 Ownership of Surviving Series Shares will be shown on the books of the Surviving Series or its transfer agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Merging Series including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Surviving Series.

         2.2 The net asset value of Surviving Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the Surviving Series' then-current prospectus and statement of additional information.

         2.3 The number of Surviving Series Shares to be issued (including fractional shares, if any) in exchange for the Merging Series' Assets shall be determined by dividing the value of the net assets with respect to the shares of the Merging Series determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Series Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by Phoenix Equity Planning Corporation, in its capacity as financial agent for the Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be September 24, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

         3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Merging Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets have been delivered in proper form to the Surviving Series on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Merging Series' portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Surviving Series for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Merging Series on the next business day following the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Merging Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Merging Series shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3 The Trust shall direct the Variable Products Operations Unit of Phoenix Life Insurance Company (the "Transfer Agent"), on behalf of the Merging Series, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Merging Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Series shall issue and deliver to the Secretary of the Surviving Series, a confirmation evidencing the Surviving Series Shares to be credited on the Closing Date or provide evidence satisfactory to the Merging Series that such Surviving Series Shares have been credited to the Merging Series' account on the books of the Surviving Series. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Series or the Merging Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Surviving Series or the Merging Series, respectively, is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Trust, on behalf of the Merging Series, represents and warrants as follows:


         (a) The Merging Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended ("Declaration of Trust"), to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Merging Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Merging Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Merging Series and each prospectus and statement of additional information of the Merging Series used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Merging Series, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances; and upon delivery and payment for such Assets, the Trust, on behalf of the Surviving Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Series;

         (f) The Merging Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Merging Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Merging Series is a party or by which it is bound;

         (g) All material contracts or other commitments of the Merging Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Merging Series on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Surviving Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Merging Series or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Merging Series, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Merging Series at December 31, 2003, have been audited by PricewaterhouseCoopers LLP ("PwC"), independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Surviving Series) present fairly, in all material respects, the financial condition of the Merging Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Merging Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2003, there has not been any material adverse change in the Merging Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Merging Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For the purposes of this subparagraph (j), a decline in net asset value per share of the Merging Series due to declines in market values of securities in the Merging Series' portfolio, the discharge of Merging Series liabilities, or the redemption of Merging Series Shares by shareholders of the Merging Series shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Merging Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Merging Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Merging Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Merging Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Merging Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Merging Series, as provided in paragraph
3.3. The Merging Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Merging Series, nor is there outstanding any security convertible into any of the Merging Series shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Merging Series, and, subject to the approval of the shareholders of the Merging Series, this Agreement will constitute a valid and binding obligation of the Merging Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Merging Series for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Merging Series (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Merging Series, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2 The Trust, on behalf of the Surviving Series, represents and warrants as follows:

         (a) The Surviving Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Surviving Series under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Surviving Series and each prospectus and statement of additional information of the Surviving Series used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Surviving Series will have good and marketable title to the Surviving Series' assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Merging Series has received notice and necessary documentation at or prior to the Closing;

         (f) The Surviving Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Surviving Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Surviving Series is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Merging Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Surviving Series or any of the Surviving Series' properties or assets that, if adversely determined, would materially and adversely affect the Surviving Series' financial condition or the conduct of the Surviving Series' business. The Trust on behalf of the Surviving Series knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Surviving Series' business or the Surviving Series' ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Surviving Series at December 31, 2003, have been audited by PwC, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Merging Series) present fairly, in all material respects, the financial condition of the Surviving Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2003, there has not been any material adverse change in the Surviving Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Merging Series. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Series due to declines in market values of securities in the Surviving Series' portfolio, the discharge of Surviving Series liabilities, or the redemption of Surviving Series Shares by shareholders of the Surviving Series, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Series' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Surviving Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code;

         (l) All issued and outstanding Surviving Series Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Surviving Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Series Shares, nor is there outstanding any security convertible into any Surviving Series Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Surviving Series and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Surviving Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Surviving Series Shares to be issued and delivered to the Merging Series, for the account of the Merging Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Surviving Series, the Registration Statement relating to the Surviving Series Shares issuable hereunder, and the proxy materials of the Merging Series to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Merging Series contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Merging Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE TRUST ON BEHALF OF THE SURVIVING SERIES AND THE
         MERGING SERIES

         5.1 The Surviving Series and the Merging Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.


         5.2 The Trust will call a meeting of the shareholders of the Merging Series to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Merging Series covenants that the Surviving Series Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 Subject to the provisions of this Agreement, the Surviving Series and the Merging Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Merging Series will make a liquidating distribution to its shareholders consisting of the Surviving Series Shares received at the Closing.

         5.6 The Surviving Series and the Merging Series shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Trust, on behalf of the Merging Series, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Surviving Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Surviving Series may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Merging Series', title to and possession of the Surviving Series Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Surviving Series', title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8 The Surviving Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING SERIES

         The obligations of the Trust, on behalf of the Merging Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Surviving Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Trust, on behalf of the Surviving Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Trust, on behalf of the Surviving Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Surviving Series on or before the Closing Date; and

         6.3 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES

         The obligations of the Trust, on behalf of the Surviving Series, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Merging Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Trust, on behalf of the Merging Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust shall have delivered to the Surviving Series a statement of the Merging Series' assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3. The Trust, on behalf of the Merging Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust, on behalf of the Merging Series, on or before the Closing Date;

         7.4 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.5 The Merging Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES AND THE MERGING SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Merging Series, or the Trust, on behalf of the Surviving Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Series in accordance with the provisions of the Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Merging Series, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 The parties shall have received the opinion of McDermott Will & Emery LLP, special tax counsel to the Trust, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement, shall for Federal income tax purposes, qualify as a tax-free reorganization described in
Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations McDermott Will & Emery LLP shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Trust on behalf of the Merging Series and the Trust on behalf of the Surviving Series represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Life Insurance Company. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Series' prospectus and the Merging Series' proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Merging Series called by the Merging Series pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Merging Series Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to The Phoenix Edge Series Fund, One American Row, P. O. Box 5056, Hartford, CT 06102-5056, Attn: Richard J. Wirth, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Merging Series and the Surviving Series, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS PHOENIX-LAZARD U.S. MULTI-CAP SERIES

_________________________________     By: _________________________________
SECRETARY

                                      Title: ______________________________


Attest: THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

_________________________________     By: _________________________________
SECRETARY

                                      Title: ______________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          ACQUISITION OF THE ASSETS OF
                      PHOENIX-LAZARD U.S. MULTI-CAP SERIES

                        BY AND IN EXCHANGE FOR SHARES OF
                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                Each a series of
                          THE PHOENIX EDGE SERIES FUND
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                  800-541-0171

                                                                August 6, 2004

         This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets and all the liabilities of the Phoenix-Lazard U.S. Multi-Cap Series (the "Merging Series") to the Phoenix-Engemann Capital Growth Series (the "Surviving Series"), each a series of The Phoenix Edge Series Fund, consists of this cover page and the following described documents:

         1) the Statement of Additional Information of The Phoenix Edge Series Fund, as filed via EDGAR on Form N-1A (File No. 033-05033) on April 30, 2004 with Post-Effective Amendment No. 47 to the Prospectus dated May 1, 2004 and incorporated by reference;

         2) the Annual Report of The Phoenix Edge Series Fund for the year ended December 31, 2003, as filed via EDGAR on Form N-CSR (File No. 811-04642) on March 8, 2004 and incorporated by reference;

         3)      the Pro Forma Financial Statements filed herewith.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated August 6, 2004. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling Variable Products Operations ("VPO") at 800-541-0171 or by writing to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027.

         The date of this Statement of Additional Information is August 6,
2004.

Phoenix-Engemann Capital Growth Series/Phoenix-Lazard U.S. Multi-Cap Series Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited)

Shares or Par Value                                                                     Value
=========   =========   ==========   ==============================================   ============   ==========  =============
Phoenix-    Phoenix-                                                                    Phoenix-     Phoenix-
Engemann     Lazard                                                                     Engemann      Lazard
Capital       U.S.      Pro Forma                                                       Capital        U.S.        Pro-Forma
 Growth     Multi-Cap    Combined                                                        Growth      Multi-Cap      Combined
 Series      Series     Portfolios                    DESCRIPTION                        Series       Series       Portfolios
=========   =========   ==========   ==============================================   ============   ==========  =============

                                     COMMON STOCKS--96.9%
        -      1,600        1,600    Abercrombie & Fitch Co. Class A (b)              $          -   $   39,536   $     39,536
  389,310      1,250      390,560    American Express Co.                               18,776,421       60,287     18,836,708
        -      1,000        1,000    American International Group, Inc.                          -       66,280         66,280
        -      1,050        1,050    AmerisourceBergen Corp.                                     -       58,958         58,958
  453,600          -      453,600    Amgen, Inc. (b)                                    28,032,480            -     28,032,480
   91,000          -       91,000    Apollo Group, Inc. Class A (b)                      6,188,000            -      6,188,000
        -      1,600        1,600    Apple Computer, Inc. (b)                                    -       34,192         34,192
  199,000          -      199,000    Applied Materials, Inc. (b)                         4,467,550            -      4,467,550
        -      3,150        3,150    ARAMARK Corp. Class B                                       -       86,373         86,373
        -        100          100    Arbitron, Inc. (b)                                          -        4,172          4,172
        -      1,250        1,250    Avery Dennison Corp.                                        -       70,025         70,025
        -      1,550        1,550    Baker Hughes, Inc.                                          -       49,848         49,848
        -      1,550        1,550    Bank of America Corp.                                       -      124,666        124,666
        -      2,050        2,050    Bank One Corp.                                              -       93,460         93,460
        -        500          500    Barr Pharmaceuticals, Inc. (b)                              -       38,475         38,475
  318,000          -      318,000    Carnival Corp.                                     12,634,140            -     12,634,140
        -      1,350        1,350    Charter One Financial, Inc.                                 -       46,643         46,643
        -        700          700    ChevronTexaco Corp.                                         -       60,473         60,473
1,306,520          -    1,306,520    Cisco Systems, Inc. (b)                            31,735,371            -     31,735,371
        -      1,600        1,600    Citigroup, Inc.                                             -       77,664         77,664
        -        950          950    City National Corp.                                         -       59,014         59,014
  285,900          -      285,900    Colgate-Palmolive Co.                              14,309,295            -     14,309,295
        -      1,300        1,300    Comcast Corp. Special Class A (b)                           -       40,664         40,664
  240,000          -      240,000    Comerica, Inc.                                     13,454,400            -     13,454,400
        -      1,200        1,200    DaVita, Inc. (b)                                            -       46,800         46,800
  373,000          -      373,000    Dell, Inc. (b)                                     12,667,080            -     12,667,080
        -      1,500        1,500    Donnelley (R.H.) Corp. (b)                                  -       59,760         59,760
  344,000          -      344,000    EchoStar Communications Corp. Class A (b)          11,696,000            -     11,696,000
        -      1,000        1,000    Edwards Lifesciences Corp. (b)                              -       30,080         30,080
        -      1,050        1,050    Emerson Electric Co.                                        -       67,987         67,987
        -        750          750    Entergy Corp.                                               -       42,847         42,847
        -      2,800        2,800    Exxon Mobil Corp.                                           -      114,800        114,800
  176,000          -      176,000    Fannie Mae                                         13,210,560            -     13,210,560
        -      1,000        1,000    First Data Corp.                                            -       41,090         41,090
  262,000          -      262,000    Forest Laboratories, Inc. (b)                      16,191,600            -     16,191,600
  485,300          -      485,300    Fox Entertainment Group, Inc. Class A (b)          14,146,495            -     14,146,495
   67,290          -       67,290    Genentech, Inc. (b)                                 6,296,325            -      6,296,325
        -      2,050        2,050    General Electric Co. (c)                                    -       63,509         63,509
        -      2,600        2,600    GlobalSantaFe Corp.                                         -       64,558         64,558
  119,000          -      119,000    Harley-Davidson, Inc.                               5,656,070            -      5,656,070
        -        700          700    Hartford Financial Services Group, Inc. (The)               -       41,321         41,321
1,085,000          -    1,085,000    Hewlett-Packard Co.                                24,922,450            -     24,922,450
        -      2,750        2,750    Home Depot, Inc. (The)                                      -       97,598         97,598
  555,030          -      555,030    Intel Corp.                                        17,871,966            -     17,871,966
        -      1,104        1,104    International Business Machines Corp.                       -      102,319        102,319
        -      1,650        1,650    Iron Mountain, Inc. (b)                                     -       65,241         65,241
        -        900          900    ITT Industries, Inc.                                        -       66,789         66,789
  233,520      1,200      234,720    Johnson & Johnson                                  12,063,643       61,992     12,125,635
        -      3,950        3,950    Kroger Co. (The) (b)                                        -       73,114         73,114
        -      2,550        2,550    Laboratory Corporation of America Holdings (b)              -       94,223         94,223
        -      1,050        1,050    Lear Corp.                                                  -       64,396         64,396
        -        550          550    Lehman Brothers Holdings, Inc.                              -       42,471         42,471
  250,900          -      250,900    Lowe's Cos., Inc.                                  13,897,351            -     13,897,351
        -      2,200        2,200    Mandalay Resort Group                                       -       98,384         98,384
  276,000        900      276,900    Marsh & McLennan Cos., Inc.                        13,217,640       43,101     13,260,741
        -      4,900        4,900    Mattel, Inc.                                                -       94,423         94,423
  601,500          -      601,500    MBNA Corp.                                         14,947,275            -     14,947,275
        -      1,800        1,800    MCI, Inc. (b)                                               -       42,390         42,390
  510,920          -      510,920    Medtronic, Inc.                                    24,835,821            -     24,835,821
        -      1,250        1,250    MetLife, Inc.                                               -       42,088         42,088
  871,000      4,800      875,800    Microsoft Corp.                                    23,987,340      132,192     24,119,532
        -        500          500    Mohawk Industries, Inc. (b)                                 -       35,270         35,270
  446,000          -      446,000    Motorola, Inc.                                      6,275,220            -      6,275,220
        -      1,700        1,700    NBTY, Inc. (b)                                              -       45,662         45,662
        -      1,250        1,250    NIKE, Inc. Class B                                          -       85,575         85,575
1,647,270      6,300    1,653,570    Oracle Corp. (b)                                   21,743,964       83,160     21,827,124
        -      4,300        4,300    Pepsi Bottling Group, Inc. (The)                            -      103,974        103,974
  447,000      1,450      448,450    PepsiCo, Inc.                                      20,839,140       67,599     20,906,739
  741,807      3,450      745,257    Pfizer, Inc.                                       26,208,042      121,888     26,329,930
        -      2,550        2,550    Polo Ralph Lauren Corp.                                     -       73,440         73,440

Phoenix-Engemann Capital Growth Series/Phoenix-Lazard U.S. Multi-Cap Series Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                     Value
=========   =========   ==========   ==============================================   ============   ==========  =============
Phoenix-    Phoenix-                                                                    Phoenix-     Phoenix-
Engemann     Lazard                                                                     Engemann      Lazard
Capital       U.S.      Pro Forma                                                       Capital        U.S.        Pro-Forma
 Growth     Multi-Cap    Combined                                                        Growth      Multi-Cap      Combined
 Series      Series     Portfolios                    DESCRIPTION                        Series       Series       Portfolios
=========   =========   ==========   ==============================================   ============   ==========  =============

  133,000          -      133,000    QUALCOMM, Inc.                                   $  7,172,690   $        -   $  7,172,690
        -      3,850        3,850    Republic Services, Inc.                                     -       98,675         98,675
        -      1,400        1,400    Rohm and Haas Co.                                           -       59,794         59,794
        -      3,650        3,650    Schering-Plough Corp.                                       -       63,474         63,474
  512,400          -      512,400    SLM Corp.                                          19,307,232            -     19,307,232
        -      1,300        1,300    SouthTrust Corp.                                            -       42,549         42,549
  619,000          -      619,000    Staples, Inc. (b)                                  16,898,700            -     16,898,700
  205,000          -      205,000    Starbucks Corp. (b)                                 6,777,300            -      6,777,300
  371,000          -      371,000    State Street Corp.                                 19,321,680            -     19,321,680
        -        225          225    Student Loan Corp. (The)                                    -       32,850         32,850
  642,000          -      642,000    Sysco Corp.                                        23,901,660            -     23,901,660
        -      1,300        1,300    Target Corp.                                                -       49,920         49,920
  206,620          -      206,620    Texas Instruments, Inc.                             6,070,496            -      6,070,496
        -      2,700        2,700    TJX Cos., Inc. (The)                                        -       59,535         59,535
        -      5,800        5,800    Toys "R" Us, Inc. (b)                                       -       73,312         73,312
  128,000          -      128,000    Tribune Co.                                         6,604,800            -      6,604,800
  226,100          -      226,100    United Parcel Service, Inc. Class B                16,855,755            -     16,855,755
        -        600          600    United Technologies Corp.                                   -       56,862         56,862
  157,450          -      157,450    Univision Communications, Inc. Class A (b)          6,249,190            -      6,249,190
  161,079          -      161,079    Viacom, Inc. Class B                                7,148,686            -      7,148,686
  313,250          -      313,250    Wal-Mart Stores, Inc.                              16,617,913            -     16,617,913
        -      2,800        2,800    WebMD Corp. (b)                                             -       25,172         25,172
  313,000      1,300      314,300    Wells Fargo & Co.                                  18,432,570       76,557     18,509,127
  257,000          -      257,000    Wyeth                                              10,909,650            -     10,909,650
        -      1,700        1,700    Yum! Brands, Inc. (b)                                       -       58,480         58,480
                                                                                      -------------  -----------  -------------
                                     TOTAL COMMON STOCKS                               612,539,961    4,017,951    616,557,912

                                     FOREIGN COMMON STOCKS--1.1%
        -      3,850        3,850    Accenture Ltd. Class A (b)                                  -      101,332        101,332
  120,000          -      120,000    Teva Pharmaceutical Industries Ltd. ADR             6,805,200            -      6,805,200
        -        550          550    XL Capital Ltd. Class A                                     -       42,653         42,653
                                                                                      -------------  -----------  -------------
                                     TOTAL FOREIGN COMMON STOCKS                         6,805,200      143,985      6,949,185

                                     AGENCY NON MORTGAGE-BACKED SECURITIES--0.8%
2,500,000          -    2,500,000    Fannie Mae 1.03%, 7/26/04                           2,497,510            -      2,497,510
2,500,000          -    2,500,000    Fannie Mae 1.54%, 12/24/04                          2,500,723            -      2,500,723
                                                                                      -------------  -----------  -------------
                                     TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES         4,998,233            -      4,998,233

                                     SHORT-TERM OBLIGATIONS--1.3%
3,365,000          -    3,365,000    ABSC Capital Corp. 1.12%, 1/12/04                   3,363,848            -      3,363,848
4,845,000          -    4,845,000    FHLB Discount Note 0.75%, 1/2/04                    4,844,899            -      4,844,899
        -    125,000      125,000    U.S. Treasury Bill 0.80%, 2/5/04                            -      124,903        124,903
                                                                                      -------------  -----------  -------------
                                     TOTAL SHORT-TERM OBLIGATIONS                        8,208,747      124,903      8,333,650

                                     TOTAL INVESTMENTS--100.1%                         632,552,141    4,286,839    636,838,980 (a)

                                     (Identified cost $515,577,603, $3,613,557
                                      and $519,191,160)

                                     Other assets and liabilities, net---(0.1)%           (527,581)     (68,292)      (595,873)
                                                                                      -------------  -----------  -------------

                                     NET ASSETS--100.0%                               $632,024,560   $4,218,547   $636,243,107
                                                                                      =============  ===========  =============

                                     (a) Federal Income Tax Information: Net
                                     unrealized appreciation of investment
                                     securities is comprised of gross
                                     appreciation of $123,528,026 and gross
                                     depreciation of $6,089,808 for federal
                                     income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was
                                     $519,400,762.
                                     (b) Non income producing.
                                     (c) All or a portion segregated as
                                     collateral for long settlements.

                                                                     SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Phoenix-Engemann Capital Growth Series/Phoenix-Lazard U.S. Multi-Cap Series Pro Forma Combined Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

                                                                 ================    ==============    ===========      ============
                                                                 Phoenix-Engemann    Phoenix-Lazard                      Pro Forma
                                                                 Capital Growth      U.S. Multi-Cap    Adjustments        Combined
                                                                 Series              Series                              Portfolios
                                                                 ================    ==============    ===========      ============

ASSETS
Investment securities at value
  (Identified cost $515,577,603, $3,613,557 and $519,191,160)   $     632,552,141   $     4,286,839                    $636,838,980
Cash                                                                        3,692            52,488                          56,180
Receivables
  Investment securities sold                                                    -            45,075                          45,075
  Fund shares sold                                                        149,413               356                         149,769
  Receivable from advisor                                                       -            13,933                          13,933
  Dividends and interest                                                  767,296             3,312                         770,608
Prepaid expenses                                                            8,996                46                           9,042
                                                                 ----------------    --------------   ------------      -----------
    Total assets                                                      633,481,538         4,402,049             -       637,883,587
                                                                 ----------------    --------------   ------------      -----------
LIABILITIES
Payables
  Investment securities purchased                                               -           130,543                         130,543
  Fund shares repurchased                                                 909,967               920                         910,887
  Investment advisory fee                                                 347,572                 -                         347,572
  Administration fee                                                       40,518               264                          40,782
  Financial agent fee                                                      35,178             3,399                          38,577
  Printing fee                                                             74,460            11,357                          85,817
  Professional fee                                                         28,373            30,042                          58,415
  Trustees' fee                                                             2,360             2,360                           4,720
Accrued expenses                                                           18,550             4,617                          23,167
                                                                 ----------------    --------------   ------------      -----------
    Total liabilities                                                   1,456,978           183,502             -         1,640,480
                                                                 ----------------    --------------   ------------      -----------
NET ASSETS                                                      $     632,024,560   $     4,218,547             -      $636,243,107
                                                                 ================    ==============   ============      ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest                $     899,108,542   $     3,513,251  $     32,014      $902,653,807
Undistributed net investment income                                       416,400                 -             -           416,400
Accumulated net realized gain (loss)                                 (384,474,920)           32,014       (32,014)(b)  (384,474,920)
Net unrealized appreciation                                           116,974,538           673,282             -       117,647,820
                                                                 ----------------    --------------   ------------      -----------
Net Assets                                                      $     632,024,560   $     4,218,547  $          -      $636,243,107
                                                                 ================    ==============   ============      ===========


Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization                                              46,164,954           334,365       (26,217)(a)     46,473,102
Net assets                                                      $     632,024,560   $     4,218,547                     $636,243,107

Net asset value per share                                       $           13.69   $         12.62                     $      13.69




(a) Adjustment reflects additional shares issued in conversion.
(b) Adjustment reflects closing entry of capital accounts for target fund.


                           See Notes to Pro Forma Financial Statements.

Phoenix-Engemann Capital Growth Series/Phoenix-Lazard U.S. Multi-Cap Series Pro Forma Combined Statement of Operations
January 1, 2003 through December 31, 2003 (Unaudited)


                                                       ================      ==============      ===========      =============
                                                       Phoenix-Engemann      Phoenix-Lazard                         Pro Forma
                                                       Capital Growth        U.S. Multi-Cap      Adjustments         Combined
                                                       Series                Series                                 Portfolios
                                                       ================      ==============      ===========      =============

INVESTMENT INCOME

Interest                                              $        264,315     $           945      $         -      $     265,260
Dividends                                                    5,169,619              43,104                -          5,212,723
Foreign taxes withheld                                          (5,074)               (148)               -             (5,222)
                                                       ---------------     ---------------       ----------       ------------

   Total investment income                                   5,428,860              43,901                -          5,472,761
                                                       ---------------     ---------------       ----------       ------------

EXPENSES

Investment advisory fee                                      3,919,356              23,856           (5,963)         3,937,249
Financial agent fee                                            408,864              38,470          (18,982)           428,352
Administration fee                                             454,859 (a)           2,296 (a)       17,811  (a)       474,966
Printing                                                        95,504              20,056            4,435            119,995
Professional                                                    24,942              31,674          (25,116)            31,500
Custodian                                                       71,408               8,093           14,224             93,725
Trustees                                                         5,931               5,931           (5,195)             6,667
Miscellaneous                                                   23,333              10,340          (16,452)            17,221
                                                       ---------------     ---------------       ----------       ------------

   Total expenses                                            5,004,197             140,716          (35,238)         5,109,675
   Custodian fees paid indirectly                                 (212)                (14)               -               (226)
   Less expenses borne by investment advisor                         -            (112,374)         112,374                  -
                                                       ---------------     ---------------       ----------       ------------

   Net expenses                                              5,003,985              28,328           77,136          5,109,449
                                                       ---------------     ---------------       ----------       ------------

NET INVESTMENT INCOME (LOSS)                                   424,875              15,573          (77,136)           363,312



NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on securities                      (6,155,044)            152,596                -         (6,002,448)


Net change in unrealized appreciation (depreciation)
on investments                                             144,496,915             628,096                -        145,125,011

                                                       ---------------     ---------------       ----------       ------------
Net gain (loss)  on investments                            138,341,871             780,692                -        139,122,563
                                                       ---------------     ---------------       ----------       ------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                             $    138,766,746    $        796,265      $   (77,136)     $ 139,485,875
                                                       ===============     ===============       ==========       ============


Adjustments:

(a) Reflects administration fees of 0.077% for a twelve month period, 1/1/03 - 12/31/03. Effective 1/1/04, the fee is 0.08%. The adjustment column reflects what the annual fee would be based on combined assets at the new rate of 0.08%.
Note: The expenses for Phoenix-Engemann Capital Growth Series are based on the expense schedule which became effective 2/29/04.

                  See Notes to Pro Forma Financial Statements.

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES/PHOENIX-LAZARD U.S. MULTI-CAP SERIES NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)


1. BASIS OF COMBINATION

The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Phoenix-Lazard U.S. Multi-Cap Series ("Multi-Cap") into the Phoenix-Engemann Capital Growth Series ("Capital Growth"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets of Multi-Cap to Capital Growth and the subsequent liquidation of Multi-Cap. The accounting survivor in the proposed merger will be Capital Growth. This is because the Surviving Series will invest in a style that is similar to the way in which Capital Growth is currently operated (including hedging and investment in debt securities). Additionally, Capital Growth has a significantly larger asset base than Multi-Cap.

The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Multi-Cap and Capital Growth are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of additional shares of Capital Growth which would have been issued at December 31, 2003 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets, as of December 31, 2003, of Multi-Cap of $4,218,547 and the net asset value of Capital Growth of $13.69. The Pro Forma Statement of Assets & Liabilities reflects the combined Pro Forma shares outstanding as calculated above.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on the expense schedule of Capital Growth which became effective February 29, 2004, the actual expenses of Multi-Cap and the combined Series, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and financial agent fees have been calculated for the combined Fund based on the fee schedule in effect for Capital Growth at the combined level of average net assets for the period ended December 31, 2003.

4. PORTFOLIO VALUATION

Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

5. COMPLIANCE

As of September 14, 2004, all the securities held by the Merging Series would comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Series has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code ("IRC"). After the acquisition, the Surviving Series intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

6. FEDERAL INCOME TAX INFORMATION

The Series have capital loss carryovers which may be used to offset future capital gains, as follows:

Expiration Date              Surviving Series            Merging Series
                            Phoenix-Engemann             Phoenix-Lazard
                           Capital Growth Series      U.S. Multi-Cap Series

2005                       $30,157                            --
2006                       $590,466                           --
2007                       $5,141,805                         --
2008                       $11,718,126                        --
2009                       $287,550,532                       --
2010                       $73,263,809                        --
2011                       $5,973,373                         --
Total                      $384,268,268                       --

In addition, the Series have recognized post-October losses as follows:
Surviving Series Phoenix-Engemann Capital Growth Series                 $0
Merging Series Phoenix-Lazard U.S. Multi-Cap Series                 $8,434

The Series may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryover.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     The Amended Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgements, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)  Amended Declaration of Trust.

         1. Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

         2. Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         3. Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         4. Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         5. Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         6. Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

         7. Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

         8. Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

         9. Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

         10. Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         11. Amendment to Declaration of Trust dated May 1, 1998 for Scribner's error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         12. Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         13. Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         14. Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         15. Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         16. Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         17. Amendment to Declaration of Trust effective September 29, 2000, establishing the "Phoenix-Sanford Bernstein Global Value Series" and "Phoenix-Sanford Bernstein Small-Cap Value Series" and changing the name of "Phoenix-Schafer Mid-Cap Value Series" to "Phoenix-Sanford Bernstein Mid-Cap Value Series", filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         18. Amendment to Declaration of Trust effective May 1, 2001, changing the name of "Phoenix-Bankers Trust Dow 30 Series" to "Phoenix-Deutsche Dow 30 Series", and "Phoenix-Bankers Trust Nasdaq-100 Index Series" to "Phoenix-Deutsche Nasdaq-100 Index Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         19. Amendment to Declaration of Trust effective August 31, 2001 establishing the "Phoenix-AIM Mid-Cap Equity Series", "Phoenix-Alliance/Bernstein Growth + Value Series", "Phoenix-MFS Investors Growth Stock Series", "Phoenix-MFS Investors Trust Series" and "Phoenix-MFS Value Series", and changing the name of "Phoenix-Janus Equity Income Series" to "Phoenix-Janus Core Equity Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         20. Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 811-04642) on March 1, 2002.

         21. Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

         22. Amendment to Declaration of Trust effective May 10, 2002, changing the name of "Phoenix-Morgan Stanley Focus Equity Series" to "Phoenix-Van Kampen Focus Equity Series", filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

         23. Amendment to Declaration of Trust effective August 9, 2002, establishing "Phoenix-Kayne Large-Cap Core Series", "Phoenix-Kayne Small-Cap Quality Value Series", "Phoenix-Lord Abbett Large-Cap Value Series", 'Phoenix-Lord Abbett Mid-Cap Value Series", "Phoenix-Lord Abbett Bond-Debenture Series", "Phoenix-Lazard International Equity Select Series", "Phoenix-Lazard Small-Cap Value Series", "Phoenix-Lazard U.S. Multi-Cap Series" and "Phoenix-State Street Research Small-Cap Growth Series" and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         24. Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(2)  Not Applicable.

(3)  Not Applicable.

(4) Agreement and Plan of Reorganization (included as Appendix A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)  (a) Investment Advisory Agreements.

         (1) Investment Advisory Agreement by and between Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1993 (currently pertaining to the Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Engemann Capital Growth Series (f/k/a Growth Series), Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series), and Phoenix-Oakhurst Strategic Allocation Series (f/k/a Total Return Series) previously filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         (2) Instrument to Amend Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. pertaining to Phoenix-Seneca Strategic Theme Series (f/k/a Phoenix Strategic Theme Series) effective January 23, 1996, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         (3) Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., dated August 9, 2002 covering the Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series and deleting reference to Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series) and Phoenix-Engemann Nifty Fifty Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         (4) Third Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 12, 2002 to reflect duties to proxy voting and reflect investment program designed to manage cash, cash equivalents and short-term investments, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         (5) Fourth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated May 9, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Bond Series), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (6) Fifth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Series - change in fee schedule from Fourth Amendment), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (7) Sixth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated October 23, 2003 (pertaining to name change from Phoenix-Kayne Large-Cap Core Series to Phoenix-Kayne Rising Dividends Series), filed via EDGAR with Post Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

(7)  Not Applicable.

(8)  Not Applicable.

(9)  Custodian Agreement.

     (a) Global Custody Agreement between Registrant and The Chase Manhattan Bank, NA effective May 1, 1990, covering the International Series, filed with Post-Effective Amendment No. 4 on March 13, 1990 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

     (b) Amendment to Global Custody Agreement between Registrant and The Chase Manhattan Bank, NA effective May 1, 1992, covering International, Money Market, Growth, Bond, Total Return and Balanced Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

(10) Not Applicable.

(11) Opinion and Consent of Matthew A. Swendiman, Esq., with respect to the legality of the shares being issued, filed herewith.

(12) Opinion and Consent of McDermott Will & Emery, LLP, special tax counsel to the Trust, with respect to a tax-free reorganization (to be filed by Amendment).

(13) (a) Financial Agent Agreement between Registrant and Phoenix Home Life Mutual Insurance Company with respects to Phoenix Home Life Variable Accumulation Account (VA) and Phoenix Home Life Variable Universal Life Account dated November 15, 1995, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

     (b) Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated August 29, 1988 filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

     (c) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996, filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

     (d) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, filed via Edgar with Post-Effective Amendment No. 25 (File No. 033-05033) on April 29, 1998.

     (e) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

     (f) Third Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

     (g) Fourth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective August 9, 2002, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

     (h) Fifth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

     (i) Service Agreement between the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

     (i) (1) First Amendment to Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, filed via EDGAR with Form N-14 (File No. 333-116763) on June 23, 2004.

     (i) (2) Second Amendment to Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated February 27, 2004, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

     (j) (1) Amended and Restated Code of Ethics for Phoenix Funds, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds,
             Phoenix-Partners Funds and The Phoenix Edge Series Fund, filed via EDGAR with Form N-14 (File No. 333-116763) on June 23, 2004.

     (j) (2) Code of Ethics Amended and Restated for The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

(14) Consent of PricewaterhouseCoopers LLP, filed herewith.

(15) Not Applicable.

(16) Power of Attorney, filed via EDGAR with Form N-14 (Form No. 333-116763) on June 23, 2004.

(17) (a) Form of Voting Instructions Card and Proxy Card for Phoenix-Lazard U.S. Multi-Cap Series, filed via EDGAR with Form N-14 (Form No. 333-116763) on June 23, 2004.

     (b) Prospectus of The Phoenix Edge Series Fund, as filed via Edgar on Form N-1A on April 30, 2004 with Post-Effective Amendment No. 47 (File No. 33-05033) and supplement to Prospectus dated July 6, 2004 as filed via EDGAR on Form 497 (Form No. 33-05033) on July 7, 2004 and incorporated by reference.

------------------

Item 17. Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an Opinion of Counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 6th day of August, 2004.

                                         THE PHOENIX EDGE SERIES FUND


Attest:   /s/ Richard J. Wirth           By:    /s/ Philip R. McLoughlin
         -----------------------------          --------------------------------
         Richard J. Wirth                Name:  Philip R. McLoughlin
         Secretary                       Title: President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 6th day of August, 2004.

Signature                                  Title
---------                                  -----


/s/Nancy G. Curtiss
---------------------------------
Nancy G. Curtiss                     Vice President, Treasurer and Principal
                                     Financial and Accounting Officer


---------------------------------
Frank M. Ellmer*                     Trustee


---------------------------------
John A. Fabian*                      Trustee


---------------------------------
Roger A. Gelfenbien*                 Trustee


---------------------------------
Philip K. Polkinghorn*               Trustee and Executive Vice President


---------------------------------
Eunice S. Groark*                    Trustee


---------------------------------
Frank E. Grzelecki*                  Trustee


---------------------------------
John R. Mallin*                      Trustee

/s/Philip R. McLoughlin
---------------------------------
Philip R. McLoughlin                 Trustee and President, Chief Executive
                                     Officer and Chairman (Principal Executive
                                     Officer)

*By:/s/ Philip R. McLoughlin
    ------------------------
*Pursuant to power of attorney, filed via EDGAR with Form N-14 (Form No. 333-116763).

                                INDEX TO EXHIBITS
                                -----------------

(11)     Opinion and Consent
(14)     Consent of PricewaterhouseCoopers LLP